FI - Liabilities measured at fair value on recurring basis (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Due to banks	SFr 322	SFr 406
Customer deposits	3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,715	14,828
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	38,186	42,169
Short-term borrowings	11,333	8,068
Long-term debt	70,331	63,935
Other liabilities	7,891	9,001
Netting impact	(103,800)	(117,300)
Recurring basis
Liabilities
Due to banks	322	406
Customer deposits	3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,715	14,828
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	38,186	42,169
Short-term borrowings	11,333	8,068
Long-term debt	70,331	63,935
Other liabilities	7,891	9,001
Netting impact	(103,890)	(117,206)
Total liabilities at fair value	182,336	183,395
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	10,182	7,770
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	39,084	40,015
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,594
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,502
Recurring basis | Debt securities
Liabilities
Trading liabilities	8,922	7,996
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,889	4,583
Recurring basis | Equity securities
Liabilities
Trading liabilities	15,792	18,950
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	13,472	15,223
Netting impact	(103,742)	(116,985)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(103,742)	(116,985)
Recurring basis | Other liabilities
Liabilities
Netting impact	(148)	(221)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	36,438	37,962
Trading liabilities	23,010	31,940
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	59,448	69,902
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Debt securities
Liabilities
Trading liabilities	3,636	4,460
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,544	4,328
Level 1 | Recurring basis | Equity securities
Liabilities
Trading liabilities	15,628	18,785
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,746	8,695
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	1,101	3,699
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	31	32
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,603	4,961
Level 2 | Recurring basis
Liabilities
Due to banks	322	406
Customer deposits	2,865	2,839
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,715	14,828
Obligation to return securities received as collateral	3,780	3,704
Trading liabilities	115,062	123,615
Short-term borrowings	10,336	7,284
Long-term debt	57,721	51,270
Other liabilities	6,654	7,881
Total liabilities at fair value	207,455	211,827
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	9,291	7,242
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	27,626	28,215
Level 2 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,589
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,502
Level 2 | Recurring basis | Debt securities
Liabilities
Trading liabilities	5,286	3,511
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	345	255
Level 2 | Recurring basis | Equity securities
Liabilities
Trading liabilities	109	118
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	109,667	119,986
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	64,643	62,649
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	26,156	31,983
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	5,963	5,485
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	12,518	19,590
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	474	453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	1	30
Trading liabilities	3,854	3,589
Short-term borrowings	997	784
Long-term debt	12,610	12,665
Other liabilities	1,385	1,341
Total liabilities at fair value	19,321	18,862
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	891	528
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	11,458	11,800
Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	5
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	0	25
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	53	37
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,801	3,527
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	167	189
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	98	160
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,211	1,140
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,921	1,500
Fair value measured at net asset value per share | Recurring basis
Liabilities
Trading liabilities	2	10
Total liabilities at fair value	2	10
Fair value measured at net asset value per share | Recurring basis | Equity securities
Liabilities
Trading liabilities	2	10
Bank
Liabilities
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	SFr 38,186	SFr 42,171